Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2015
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Amendments Dated February 3, 2016

GMO Emerging Country Debt Fund

Thomas Cooper and Tina Vandersteel serve as Senior Members and Co-Heads of the Emerging Country Debt Team of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), investment adviser to GMO Emerging Country Debt Fund (“ECDF”).

As part of a transition plan, Mr. Cooper will be reducing his involvement in the day-to-day management of ECDF over the coming months. Mr. Cooper will remain involved in the management of ECDF’s portfolio through his retirement on September 30, 2016. Thereafter, Ms. Vandersteel will be the sole Senior Member and Head of the Emerging Country Debt Team. All references to the “Senior Members” of the Emerging Country Debt Team in the Prospectus are amended, and a footnote to the table below under “Management of the Trust” has been added, to reflect the foregoing.

Effective February 1, 2016, ECDF charges a purchase premium of 0.75% of the amount invested and a redemption fee of 0.75% of the amount redeemed. The section captioned “Shareholder fees” on page 100 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.75%	0.75%
Redemption fee (as a percentage of amount redeemed)	0.75%	0.75%

In addition, the section captioned “Example” on page 100 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$210	$340	$482	$897	$132	$255	$390	$782

Class IV	$205	$324	$455	$837	$127	$239	$363	$722

All Prior Amendments

GMO Benchmark-Free Bond Fund

The Board of Trustees of GMO Trust (the “Board”) approved the liquidation and termination of GMO Benchmark-Free Bond Fund (“BFBF”). BFBF was liquidated on December 16, 2015. All references to BFBF in the Prospectus are amended to reflect the foregoing.

GMO International Bond Fund

The Board approved the liquidation and termination of GMO International Bond Fund (“IBF”). IBF was liquidated on September 30, 2015. All references to IBF in the Prospectus are amended to reflect the foregoing.

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Description of Principal Risks

In the sub-section captioned “Management and Operational Risk” on pages 160-161 of the Prospectus, the second paragraph is replaced with the following:

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process. GMO’s models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. The data available and utilized for analysis or manipulation by the models is subject to limitations (e.g. inaccuracies, staleness). Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

GMO relies more heavily on quantitative models in making investment decisions for GMO SGM Major Markets Fund, a GMO Fund not offered by this Prospectus. The usefulness of those models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that may include bugs or viruses, and by the retrieval of imperfect data for processing by the model. These aspects are present in the ordinary course of business and are more likely to occur at times of rapidly changing models. Any of these aspects could adversely affect GMO SGM Major Markets Fund’s performance.

In addition, the description of “Management and Operational Risk” included in the “Principal risks of investing in the Fund” section of each Fund’s Fund Summary in the Prospectus is amended to reflect the foregoing.

GMO Emerging Country Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

Amendments Dated February 3, 2016

GMO Emerging Country Debt Fund

Thomas Cooper and Tina Vandersteel serve as Senior Members and Co-Heads of the Emerging Country Debt Team of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), investment adviser to GMO Emerging Country Debt Fund (“ECDF”).

As part of a transition plan, Mr. Cooper will be reducing his involvement in the day-to-day management of ECDF over the coming months. Mr. Cooper will remain involved in the management of ECDF’s portfolio through his retirement on September 30, 2016. Thereafter, Ms. Vandersteel will be the sole Senior Member and Head of the Emerging Country Debt Team. All references to the “Senior Members” of the Emerging Country Debt Team in the Prospectus are amended, and a footnote to the table below under “Management of the Trust” has been added, to reflect the foregoing.

Effective February 1, 2016, ECDF charges a purchase premium of 0.75% of the amount invested and a redemption fee of 0.75% of the amount redeemed. The section captioned “Shareholder fees” on page 100 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.75%	0.75%
Redemption fee (as a percentage of amount redeemed)	0.75%	0.75%

In addition, the section captioned “Example” on page 100 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$210	$340	$482	$897	$132	$255	$390	$782

Class IV	$205	$324	$455	$837	$127	$239	$363	$722

GMO Benchmark-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

All Prior Amendments

GMO Benchmark-Free Bond Fund

The Board of Trustees of GMO Trust (the “Board”) approved the liquidation and termination of GMO Benchmark-Free Bond Fund (“BFBF”). BFBF was liquidated on December 16, 2015. All references to BFBF in the Prospectus are amended to reflect the foregoing.

GMO International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

All Prior Amendments

GMO International Bond Fund

The Board approved the liquidation and termination of GMO International Bond Fund (“IBF”). IBF was liquidated on September 30, 2015. All references to IBF in the Prospectus are amended to reflect the foregoing.

GMO Benchmark-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Amended and Restated Supplement dated February 3, 2016 to the

GMO Trust Multi-Class Prospectus, dated June 30, 2015

This supplement amends and restates all prior supplements to the GMO Trust Multi-Class Prospectus, dated June 30, 2015.

All Prior Amendments

GMO Benchmark-Free Fund

Effective as of September 30, 2015 (the “Effective Date”), rather than as discussed in the Prospectus and Statement of Additional Information, GMO Benchmark-Free Fund (“BFF”) intends to make direct investments and intends to gain exposures through a wholly-owned Bermuda subsidiary. As a result of these changes, BFF will be exposed directly to the risks to which it would otherwise have been exposed indirectly. BFF will not invest in GMO GAAR Implementation Fund (“GIF”) and therefore all references in the Prospectus to BFF’s investments through GIF are amended to reflect the foregoing.

Fees and Expenses

Effective as of the Effective Date, footnote 2 to the table captioned “Annual Fund operating expenses” on page 117 of the Prospectus is replaced with the following:

[2] Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and the Fund’s direct non-emerging market custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.